PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 6:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2016	2015
Cost:
Computers and electronic equipment	$179	$146
Office furniture and equipment	122	84
Clinical and medical equipment	15	15
Leasehold improvement	96	93

	412	338

Accumulated depreciation:
Computers and electronic equipment	92	50
Office furniture and equipment	12	7
Clinical and medical equipment	13	12
Leasehold improvement	55	42

	172	111

Depreciated cost	$240	$227

Depreciation expenses for the years ended December 31, 2016, 2015 and 2014, were $ 61, $ 51 and $ 31, respectively.